Income Taxes - Summary of Non-refundable Federal Investment Tax Credits (Details)	Dec. 31, 2019 CAD ($)
Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	$ 5,482,980
Unclaimed scientific research and experimental development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	27,560,000
2020 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	189,000
2021 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	471,000
2022 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	465,000
2023 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	361,000
2024 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	228,000
2025 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	271,000
2026 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	520,000
2027 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	596,000
2028 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	622,000
2029 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	173,000
2030 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	91,000
2031 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	114,000
2032 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	381,000
2033 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	487,000
2034 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	270,000
2035 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	183,000
2036 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	41,000
2037 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	980
2038 | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	$ 19,000